Leader Short Term High Yield Bond Fund

Investor Class – LCCMX

Institutional Class – LCCIX

Leader High Quality Floating Rate Fund
(Formerly, Leader Total Return Fund)

Investor Class – LCTRX

Institutional Class – LCTIX

Semi-Annual Report

November 30, 2022

1-800-711-9164

www.leadercapital.com

LEADER SHORT TERM HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

NOVEMBER 30, 2022

Shares		Spread	Coupon Rate (%)	Maturity	Fair Value
	COMMON STOCKS - 3.4%
	BUSINESS SERVICES - 3.4%
10,000	Alibaba Group Holdings, Ltd. Sponsored ADS(a)				$875,150

	TOTAL COMMON STOCKS (Cost $854,078)				875,150

Shares
	PREFERRED STOCKS - 10.8%
	ASSET MANAGEMENT - 4.0%
27	Eaton Vance Senior Floating-Rate Trust(b),(c),(d)		1.9400	Perpetual	621,000
18	Eaton Vance Senior Floating-Rate Trust(b),(c),(d)		1.9700	Perpetual	414,000

					1,035,000
	INSTITUTIONAL FINANCIAL SERVICES - 1.6%
20,000	B Riley Financial, Inc.		5.2500	Perpetual	409,700

	OIL & GAS PRODUCERS - 4.0%
94,990	Crestwood Equity Partners, L.P.		9.2500	Perpetual	858,710
8,510	NuStar Energy, L.P. - Series B(e)	US0003M + 5.643%	7.6250	Perpetual	182,667

					1,041,377
	SPECIALTY FINANCE - 1.2%
15,697	AGNC Investment Corporation(e)	US0003M + 4.700%	6.1250	Perpetual	322,887

	TOTAL PREFERRED STOCKS (Cost $3,084,741)				2,808,964

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS - 10.0%
	AUTOMOTIVE - 2.9%
1,000,000	NIO, Inc. Series	0.5000	2/1/2027	753,613

	INSTITUTIONAL FINANCIAL SERVICES - 3.1%
1,500,000	Coinbase Global, Inc. Series(f)	0.5000	6/1/2026	803,246

	STEEL - 4.0%
1,000,000	United States Steel Corp.	5.0000	11/1/2026	1,036,250

	TOTAL CONVERTIBLE BONDS (Cost $2,780,692)			2,593,109

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 53.8%
	BANKING - 6.0%
2,000,000	VTB Bank PJSC Via VTB Eurasia DAC (e)	H15T10Y + 8.067%	9.5000	12/29/2049	1,559,800

	CATALOG & MAIL-ORDER HOUSES - 3.4%
1,500,000	Wayfair Inc.		1.0000	8/15/2026	868,500

	FORESTRY, PAPER & WOOD PRODUCTS - 2.2%
1,000,000	Domtar Corporation		6.7500	2/15/2044	568,546

	LEISURE FACILITIES & SERVICES - 6.6%
1,000,000	Marriott Ownership Resorts, Inc.		4.7500	1/15/2028	878,756
1,000,000	Wynn Macau Ltd. (f)		5.6250	8/26/2028	830,000

					1,708,756

	OIL & GAS PRODUCERS - 13.7%
2,000,000	DCP Midstream, L.P. Series A(e)	US0003M + 5.148%	7.3750	12/15/2022	2,005,400
1,700,000	Petroleos Mexicanos		6.5000	3/13/2027	1,542,641

					3,548,041

	REAL ESTATE OWNERS & DEVELOPERS - 4.6%
1,500,000	China Evergrande Group		7.5000	6/28/2023	94,319
1,000,000	Zillow Group Inc.		1.3750	9/1/2026	1,106,500

					1,200,819

	SPECIALTY FINANCE - 10.5%
1,000,000	Enova International, Inc.(f)		8.5000	9/15/2025	924,175
1,000,000	HSBC Holdings PLC		6.5000	Perpetual	889,070
1,000,000	New Residential Investment Corporation(f)		6.2500	10/15/2025	904,564

					2,717,809

LEADER SHORT TERM HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

NOVEMBER 30, 2022

Shares		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 53.8% (Continued)
	TECHNOLOGY HARDWARE - 2.0%
600,000	NCR Corporation(f)		5.1250	4/15/2029	$516,828

	TECHNOLOGY SERVICES - 4.8%
2,000,000	Visa, Inc.		2.0000	8/15/2050	1,255,170

	TOTAL CORPORATE BONDS (Cost $16,768,244)				13,944,269

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES - 4.2%
	SOVEREIGN - 4.2%
1,000,000	Turkey Government International Bond	5.8750	6/26/2031	818,235
1,000,000	Ukraine Government International Bond(f)	7.7500	9/1/2024	278,050

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $1,953,133)			1,096,285

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES - 3.5%
	NATIONAL GOVERNMENT - 3.5%
1,000,000	United States Treasury Note	3.3750	8/15/2042	915,156

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $907,539)			915,156

Shares
	SHORT-TERM INVESTMENTS - 12.1%
	MONEY MARKET FUNDS - 12.1%
3,129,750	First American Government Obligations Fund, Institutional Class, 3.58% (Cost $3,129,750)	3,129,750

	TOTAL INVESTMENTS - 97.9% (Cost $29,478,177)	25,362,683
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%	537,559
	NET ASSETS -- 100%	$25,900,242

(a)	Non-Income Producing Security
(b)	The Advisor or Trustees have determined these securities to be illiquid. On November 30, 2022, these securities amounted to $1,035,000 or 4.00% of net assets.

(c)	The value of these securities have been determined in good faith under the policies of the Board of Trustees.
(d)	Rate shown represents the dividend rate as of November 30, 2022.
(e)	Variable rate security; the rate shown represents the rate on November 30, 2022.
(f)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2022 the total market value of 144A securities is $4,256,863 or 16.44% of net assets.

Leader High Quality Floating Rate Fund (Formerly, Leader Total Return Fund)

Investment Highlights (Unaudited)

November 30, 2022

The primary investment objective of the Fund is to seek income and capital appreciation to produce a high total return.

The Fund's performance figures* for each of the periods ended November 30, 2022, compared to its benchmark:

	Returns greater than 1 year are annualized
		1 Year	5 Year	10 Year
Leader Total Return Fund - Investor Class	9.16%	3.08%	4.80%	2.82%
Leader Total Return Fund - Institutional Class	9.46%	3.56%	5.21%	3.28%
ICE BofA Merrill Lynch 1-3 Year U.S. Corporate /Government Bond Index **	(1.48)%	(4.20)%	0.89%	0.88%
ICE BofA U.S. Treasury Bill Index ***	(4.25)%	(12.90)%	0.03%	0.61%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than one year are annualized. The Fund's total annual operating expense ratios, excluding any fee waivers or expense reimbursements, are 2.41% and 2.02% for Investor Class and Institutional Class, respectively, per the Fund's prospectus dated September 30, 2022, as amended. For performance information current to the most recent month-end, please call 1-800-711-9164.

** ICE BofA Merrill Lynch 1-3 Year U.S. Corporate /Government Bond Index tracks the performance of U.S. dollar denominated investment grade U.S. Government and corporate bond debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years.  One cannot invest directly in an index.  Sector allocations are subject to change. Unlike the Fund's returns, the Index does not reflect any fees or expenses.

*** ICE BofA US Treasury Index tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market. Qualifying securities must have at least one year remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion. Qualifying securities must have at least 18 months to final maturity at the time of issuance. Callable perpetual securities qualify provided they are at least one year from the first call date. Fixed-to-floating rate securities also qualify provided they are callable within the fixed rate period and are at least one year from the last call prior to the date the bond transitions from a fixed to a floating rate security. Bills, inflation-linked debt and strips are excluded from the Index; however, original issue zero coupon bonds are included in the index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. Securities issued or marketed primarily to retail investors do not qualify for inclusion in the index.

LEADER HIGH QUALITY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
NOVEMBER 30, 2022

Shares		Coupon Rate (%)	Maturity	Fair Value
	COMMON STOCKS - 1.7%
	FORESTRY, PAPER & WOOD PRODUCTS - 1.7%
6,504,248	Boxabl, Inc.(a)(b)			$780,510

	TOTAL COMMON STOCKS (Cost $411,068)			780,510

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES - 59.0%
	COLLATERALIZED LOAN OBLIGATIONS
1,000,000	ALM 2020 Ltd. 1A A2(c),(d)	5.9291	10/15/2029	965,233
1,000,000	Apidos CLO XV 2013-15A BRR(c),(d)	5.7926	4/21/2031	968,272
500,000	Ares XXXIIR CLO, Ltd. 2018-32R (c),(d)	6.4497	5/15/2030	472,150
1,000,000	Ares XXXIV CLO Ltd. 2A BR2(c),(d)	5.6791	4/18/2033	955,327
1,000,000	ARES XLVII CLO Ltd. 47A-B(c),(d)	5.5291	4/15/2030	961,902
500,000	Atrium XII 12A Class CR(c),(d)	5.9746	4/22/2027	481,312
1,000,000	Atrium XIII 13A Class C(c),(d)	6.1246	11/21/2030	947,500
1,000,000	BATTALION CLO LTD 2016-10R2 (c),(d)	6.3746	1/25/2035	935,450
1,000,000	Beechwood Park CLO Ltd. B2AR(c),(d)	5.6136	1/17/2035	931,800
1,000,000	Bluemnt CLO, Ltd. 2018-22 (c),(d)	6.0291	7/15/2031	933,273
1,000,000	Carlyle Global Market Strategies CLO 2014-4-R Ltd.(c),(d)	5.6791	7/15/2030	968,561
1,000,000	Carlyle US CLO 2021-8, Ltd. (c),(d)	5.7291	10/16/2034	959,139
1,000,000	Dryden 98 CLO Ltd. B1(c),(d)	5.7133	4/20/2035	954,865
750,000	HPS LN Mnagement, LTD. 2015-7R (c),(d)	6.3061	3/15/2027	727,779
1,000,000	ICG US CLO 2017-IRR LTD (c),(d)	6.7739	7/28/2034	920,000
1,000,000	Invesco CLO 2021-3 Ltd. B(c),(d)	5.9746	10/23/2034	963,983
250,000	Jay Park CLO, Ltd. 2016-1A (c),(d)	6.2426	10/20/2027	240,525
1,000,000	LCM XX, L.P. 20A CR (c),(d)	6.1926	10/20/2027	994,357
1,000,000	Madison Park Funding XXVII Ltd. A2(c),(d)	5.5926	4/22/2030	962,256
1,000,000	Magnetite XIV-R LTD. B(c),(d)	5.7937	10/20/2031	967,570
1,000,000	Neuberger Berman Loan Advisers Clo 40 Ltd. B(c),(d)	5.4791	4/18/2033	959,310
1,000,000	Oak Hill Credit Partners X-R Ltd. BR(c),(d)	5.7926	4/20/2034	959,642
1,000,000	OHA Credit Partners XIV, Ltd. 2017-14A (c),(d)	5.7776	1/22/2030	969,091
1,000,000	OCP CLO 2019-16 Ltd. BR(c),(d)	5.3087	4/11/2033	953,035
1,000,000	Octagon Investment Partners XVI, Ltd. 2013-1A(c),(d)	5.6791	7/17/2030	961,586
1,000,000	Octagon Investment Partners, Ltd. 2014-17R2(c),(d)	6.0584	1/27/2031	944,938
1,000,000	OHA Credit Funding 3 LTD. BR(c),(d)	5.8926	7/2/2035	965,696
1,000,000	TIAA CLO IV Ltd. A2(c),(d)	5.9426	1/20/2032	969,774
1,000,000	Voya CLO 2014-2 Ltd. RA(c),(d)	5.6291	4/17/2030	968,908
1,000,000	Voya CLO 2020-2 Ltd. BR(c),(d)	5.9266	7/19/2034	961,932

	TOTAL ASSET BACKED SECURITIES (Cost $27,548,479)			26,825,166

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 10.8%
	BANKING - 6.64%
1,000,000	Bank of America, Corp.	5.3888	2/5/2026	983,820
2,038,000	HSBC Holdings, PLC.	5.6913	5/18/2024	2,031,894

				3,015,714

	LIFE INSURANCE CARRIERS - 4.14%
2,000,000	ING Groep N.V.	4.7649	4/1/2027	1,880,431

	TOTAL CORPORATE BONDS (Cost $4,913,895)			4,896,145

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES - 21.3%
	NATIONAL GOVERNMENT - 21.3%
7,000,000	United States Treasury Bond (a)	0.0000	5/4/2023	6,867,376
1,000,000	United States Treasury Note	4.2500	9/30/2024	997,090
2,000,000	United States Treasury Note	3.3750	8/15/2042	1,830,313

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $9,683,462)			9,694,779

LEADER HIGH QUALITY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
NOVEMBER 30, 2022

Shares
	SHORT-TERM INVESTMENTS - 6.0%
	MONEY MARKET FUNDS - 6.0%
2,726,015	First American Government Obligations Fund, Institutional Class, 3.58% (Cost $2,726,015) (e)	$2,726,015

	TOTAL INVESTMENTS - 98.8% (Cost $45,282,919)	44,922,615
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	524,596
	NET ASSETS -- 100%	$45,447,211

(a)	Non-Income Producing Security
(b)	The Advisor determined these securities to be illiquid. On November 30, 2022, the securities amounted to $780,510 or 1.7% of net assets. The value of these securities have been determined in good faith under the policies of the Board of Trustees.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2022 the total market value of 144A securities is 26,825,166 or 59.0% of net assets.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	Rate disclosed is the seven day effective yield as of November 30, 2022.

Leader Funds

 STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

November 30, 2022

	Leader Short Term High Yield Bond Fund	Leader High Quality Floating Rate Fund (Formerly, Leader Total Return Fund)
ASSETS
Investments at cost:	$29,478,177	$45,282,919
Investments at value:	$25,362,683	$44,922,615
Cash held at broker	95,000
Receivable for securities sold	—	1,824,126
Dividends and interest receivable	399,884	289,588
Receivable for Fund shares sold	10,153	103,278
Prepaid expenses and other assets	91,284	191,627
TOTAL ASSETS	25,959,004	47,331,234

LIABILITIES
Payable for investments purchased	—	1,821,212
Payable to related parties	8,445	8,065
Investment advisory fees payable	15,690	30,665
Distribution (12b-1) fees payable	15,087	5,470
Accrued expenses and other liabilities	19,540	18,611
TOTAL LIABILITIES	58,762	1,884,023
NET ASSETS	$25,900,242	$45,447,211

Net Assets Consist Of:
Paid in capital	$112,604,718	$94,603,747
Accumulated loss	(86,704,476)	(49,156,536)
NET ASSETS	$25,900,242	$45,447,211

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$16,185,739	$16,836,685
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,144,700	1,551,290
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$7.55	$10.85
Institutional Class Shares:
Net Assets	$9,714,503	$28,610,526
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,270,354	2,631,956
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$7.65	$10.87

See accompanying notes to financial statements.

Leader Funds

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended November 30, 2022

	Leader Short Term High Yield Bond Fund	Leader High Quality Floating Rate Fund (Formerly, Leader Total Return Fund)
INVESTMENT INCOME
Interest	$814,641	$837,054
Dividends	176,394	29,364
TOTAL INVESTMENT INCOME:	991,035	866,418

EXPENSES
Investment advisory fees	102,901	115,190
Distribution (12b-1) fees - Investor Class	42,865	25,088
Professional Fees	28,392	30,264
Registration fees	38,604	26,347
Transfer agent fees	15,704	16,722
Trustees fees and expenses	24,407	21,743
Administrative services fees	31,341	33,706
Compliance officer fees	4,745	4,745
Third Party Administrative service fees	13,050	10,033
Insurance expense	18,692	14,137
Accounting services fees	3,882	3,869
Printing and postage expenses	11,290	11,020
Custodian fees	2,921	2,106
Other expenses	18,283	21,102
TOTAL EXPENSES	357,077	336,072

NET INVESTMENT INCOME	633,958	530,346

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain/(loss) on Investments	(1,638,176)	436,151
Net change in unrealized depreciation on Investments	(1,126,306)	237,898

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(2,764,482)	674,049

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,130,524)	$1,204,395

See accompanying notes to financial statements.

Leader Funds

 STATEMENTS OF CHANGES IN NET ASSETS

	Leader Short		Leader High Quality Floating Rate Fund
	Term High Yield Bond Fund		(Formerly, Leader Total Return Fund)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	November 30, 2022	May 31, 2022	November 30, 2022	May 31, 2022
	(Unaudited)		(Unaudited)
FROM OPERATIONS
Net Investment income	$633,958	$1,588,887	$530,346	$727,067
Net realized gain(loss) from investments	(1,638,176)	1,074,169	436,151	1,180,253
Net change in unrealized appreciation (depreciation) on investments	(1,126,306)	(3,903,374)	237,898	(877,305)
Net increase/(decrease) in net assets resulting from operations	(2,130,524)	(1,240,318)	1,204,395	1,030,015

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid From Earnings:
Investor Class	(491,243)	(723,856)	(137,716)	(254,623)
Institutional Class	(301,337)	(503,581)	(239,176)	(349,352)
Class A	—	(107,850)	—	—
Class C	—	(33,669)	—	—
Net decrease in net assets from distributions to shareholders	(792,580)	(1,368,956)	(376,892)	(603,975)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	248,846	434,114	6,211,452	747,741
Institutional Class	336,300	1,491,774	18,661,076	4,959,926
Class A	—	16,000	—	—
Class C	—	53,000	—	—
Paid in capital from merger (see note 1):
Investor Class	—	—	—	—
Institutional Class	—	—	—	—
Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	427,679	626,642	126,167	226,840
Institutional Class	278,939	461,621	222,821	320,726
Class A	—	92,693
Class C	—	24,566
Transfer of net assets:
From Class A to Investor Class	—	(793,489)	—	—
From Class C to Investor Class	—	(1,145,952)	—	—
To Investor Class from Class A	—	793,489	—	—
To Investor Class From Class C	—	1,145,952	—	—
Payments for shares redeemed:
Investor Class	(1,266,025)	(4,444,420)	(870,252)	(5,111,830)
Institutional Class	(1,053,533)	(2,777,298)	(6,394,260)	(10,758,883)
Class A	—	(5,302,906)	—	—
Class C	—	(114,200)	—	—
Net increase(decrease) in net assets from
shares of beneficial interest	(1,027,794)	(9,438,414)	17,957,004	(9,615,480)

TOTAL INCREASE(DECREASE) IN NET ASSETS	(3,950,898)	(12,047,688)	18,784,507	(9,189,440)

NET ASSETS
Beginning of Year	29,851,140	41,898,828	26,662,704	35,852,144
End of Year/Period	$25,900,242	$29,851,140	$45,447,211	$26,662,704

 See accompanying notes to financial statements.

Leader Funds

 STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leader Short		Leader High Quality Floating Rate Fund
	Term High Yield Bond Fund		(Formerly, Leader Total Return Fund)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	November 30, 2022	May 31, 2022	November 30, 2022	May 31, 2022
SHARE ACTIVITY	(Unaudited)		(Unaudited)
Investor Class:
Shares Sold	101,107	47,734	591,405	69,761
Shares received from merger (see note 1)	—	—	—	—
Shares transferred in from Class A	—	90,704	—	—
Shares transferred in from Class C	—	130,994	—	—
Shares Reinvested	55,214	69,989	11,774	21,007
Shares Redeemed	(237,118)	(490,398)	(95,270)	(473,059)
Net increase (decrease) in shares of beneficial interest outstanding	(80,797)	(150,977)	507,909	(382,291)

Institutional Class:
Shares Sold	82,183	168,974	1,767,929	466,023
Shares received from merger (see note 1)	—	—	—	—
Shares Reinvested	35,566	50,929	20,772	29,732
Shares Redeemed	(173,363)	(306,365)	(625,747)	(995,797)
Net increase (decrease) in shares of beneficial interest outstanding	(55,614)	(86,462)	1,162,954	(500,042)

Class A :
Shares Sold	—	1,718	—	—
Shares transferred to Investor Class	—	(90,845)	—	(50,267)
Shares Reinvested	—	10,122	—	324
Shares Redeemed	—	(590,418)	—	(16,705)
Net decrease in shares of beneficial interest outstanding	—	(669,423)	—	(66,648)

Class C :
Shares Sold	—	5,769	—	—
Shares transferred to Investor Class	—	(131,427)	—	—
Shares Reinvested	—	2,730	—	—
Shares Redeemed	—	(12,475)	—	—
Net decrease in shares of beneficial interest outstanding	—	(135,403)	—	—

 See accompanying notes to financial statements.

Leader Short Term High Yield Bond Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Investor Class
	Six Months Ended November 30,		Year Ended May 31,
	2022		2022		2021		2020	2019		2018
	(Unaudited)

Net asset value, beginning of year	$8.37		$9.10		$7.67		$8.94	$8.91		$8.98

From investment operations:
Net investment income (1)	0.17		0.44		0.17		0.31	0.22		0.24	(8)
Net realized and unrealized gain (loss) on investments	(0.77)		(0.83)		1.40		(1.32)	0.01	(7)	(0.06)	(8)
Total from investment operations	(0.60)		(0.39)		1.57		(1.01)	0.23		0.18

Paid-in-capital from redemption fees	—		—		—		—	0.00	(6)	—

Less distributions from:
Net investment income	(0.22)		(0.34)		(0.14)		(0.26)	(0.20)		(0.25)
Return of capital	—		—		—		—	—		—
Total distributions	(0.22)		(0.34)		(0.14)		(0.26)	(0.20)		(0.25)

Net asset value, end of year/period	$7.55		$8.37		$9.10		$7.67	$8.94		$8.91

Total return (2)	(13.82)%		(4.49	)%(5)	20.62	%(5)	(11.59)%	2.58	%(5)	1.99	%(5)

Net assets, end of year/period (000s)	$16,186		$18,628		$21,616		$24,014	$43,489		$54,874

Ratio of gross expenses to average net assets including dividend and interest expense, excluding waiver (3)	2.81	%(10)	2.78%		2.45%		2.06%	1.81%		1.65%
Ratio of net expenses to average net assets including dividend and interest expense (3)	2.81	%(10)	2.78%		2.45%		2.06%	1.79%		1.62%
Ratio of net expenses to average net assets: excluding dividends and interest expense (3)	2.81	%(10)	2.78%		2.45%		2.06%	1.66%		1.54%
Ratio of net investment income to average net assets (3,4)	4.40	%(10)	4.28%		1.96%		3.65%	2.48%		2.68	%(8)
Portfolio Turnover Rate	490.13	%(9)	717.77%		1030.50%		1014.62%	496.37%		325.30%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Less than $0.01 per share.

(7)	The amount of net realized and unrealized gain (loss) on investment per share does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(8)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated.The Fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).

(9)	Not Annualized.

(10)	Annualized.

 See accompanying notes to financial statements.

Leader Short Term High Yield Bond Fund

FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	Six Months Ended November 30,		Year Ended May 31,
	2022		2022		2021	2020	2019		2018
	(Unaudited)

Net asset value, beginning of year	$8.46		$9.19		$7.74	$9.02	$8.98		$9.05

From investment operations:
Net investment income (1)	0.20		0.49		0.21	0.36	0.27		0.28	(7)
Net realized and unrealized gain (loss) on investments	(0.78)		(0.84)		1.41	(1.34)	0.01	(6)	(0.05	)(7)
Total from investment operations	(0.58)		(0.35)		1.62	(0.98)	0.28		0.23

Less distributions from:
Net investment income	(0.23)		(0.38)		(0.17)	(0.30)	(0.24)		(0.30)
Return of capital	—		—		—	—	—		—
Total distributions	(0.23)		(0.38)		(0.17)	(0.30)	(0.24)		(0.30)

Net asset value, end of year/period	$7.65		$8.46		$9.19	$7.74	$9.02		$8.98

Total return (2)	(13.57)%		(3.96	)%(5)	21.27%	(11.14)%	3.11	%(5)	2.54	%(5)

Net assets, end of year/period (000s)	$9,715		$11,223		$12,980	$15,182	$45,994		$59,181

Ratio of gross expenses to average net assets including dividend and interest expense, excluding waiver (3)	2.29	%(9)	2.28%		1.95%	1.56%	1.30%		1.15%
Ratio of net expenses to average net assets including dividend and interest expense (3)	2.29	%(9)	2.28%		1.95%	1.56%	1.29%		1.12%
Ratio of net expenses to average net assets: excluding dividends and interest expense (3)	2.29	%(9)	2.28%		1.95%	1.56%	1.16%		1.04%
Ratio of net investment income to average net assets (3,4)	4.85	%(9)	4.79%		2.49%	4.18%	3.04%		3.16	%(7)
Portfolio Turnover Rate	490.13	%(8)	717.77%		1030.50%	1014.62%	496.37%		325.30%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	The amount of net realized and unrealized gain (loss) on investment per share does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(7)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated.The Fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).

(8)	Not Annualized.

(9)	Annualized.

 See accompanying notes to financial statements.

Leader High Quality Floating Rate Fund (Formerly, Leader Total Return Fund)

FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Investor Class
	Six Months Ended November 30,		Year Ended May 31,
	2022		2022	2021	2020	2019		2018
	(Unaudited)

Net asset value, beginning of year	$10.61		$10.57	$9.21	$10.07	$9.71		$9.60

From investment operations:
Net investment income (1)	0.15		0.26	0.10	0.30	0.23		0.28	(7)
Net realized and unrealized gain (loss) on investments	0.22		(0.01)	1.32	(0.88)	0.37		0.11	(2,7)
Total from investment operations	0.37		0.25	1.42	(0.58)	0.60		0.39

Less distributions from:
Net investment income	(0.12)		(0.21)	(0.06)	(0.25)	(0.24)		(0.28)
Return of capital	—		—	—	(0.03)	—		—
Total distributions	(0.12)		(0.21)	(0.06)	(0.28)	(0.24)		(0.28)

Net asset value, end of year/period	$10.85		$10.61	$10.57	$9.21	$10.07		$9.71

Total return (3)	9.16%		2.39%	15.53%	(5.85)%	6.33	%(6)	4.08	%(6)

Net assets, end of year/period (000s)	$16,837		$11,073	$15,068	$4,527	$10,955		$8,091

Ratio of net expenses to average net assets including dividend and interest expense (4)	2.23	%(9)	2.33%	3.13%	2.82%	2.42%		2.28%
Ratio of net expenses to average net assets: excluding dividends and interest expense (4)	2.23	%(9)	2.33%	3.13%	2.82%	2.42%		2.20%
Ratio of net investment income to average net assets (4,5)	2.87	%(9)	2.37%	1.16%	3.04%	2.28%		2.93	%(7)
Portfolio Turnover Rate	235.33	%(8)	855.36%	1198.55%	612.23%	397.79%		535.81%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Realized and unrealized gain/loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and does not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the year.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions.

(4)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated.The Fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).

(8)	Not annualized.

(9)	Annualized.

 See accompanying notes to financial statements.

Leader High Quality Floating Rate Fund (Formerly, Leader Total Return Fund)

FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	Six Months Ended November 30,		Year Ended May 31,
	2022		2022		2021		2020	2019		2018
	(Unaudited)

Net asset value, beginning of year	$10.61		$10.56		$9.17		$10.04	$9.67		$9.56

From investment operations:
Net investment income (1)	0.17		0.30		0.13		0.35	0.26		0.31	(7)
Net realized and unrealized gain (loss) on investments	0.23		(0.01)		1.35		(0.89)	0.39		0.12	(2,7)
Total from investment operations	0.40		0.29		1.48		(0.54)	0.65		0.43

Less distributions from:
Net investment income	(0.14)		(0.24)		(0.09)		(0.30)	(0.28)		(0.32)
Return of capital	—		—		—		(0.03)	—		—
Total distributions	(0.14)		(0.24)		(0.09)		(0.33)	(0.28)		(0.32)

Net asset value, end of year/period	$10.87		$10.61		$10.56		$9.17	$10.04		$9.67

Total return (3)	9.46	%(6)	2.78	%(6)	16.22	%(6)	(5.48)%	6.84	%(6)	4.56	%(6)

Net assets, end of year/period (000s)	$28,611		$15,589		$20,784		$7,170	$14,162		$8,831

Ratio of net expenses to average net assets including dividend and interest expense (4)	1.83	%(9)	1.94%		2.72%		2.32%	1.88%		1.78%
Ratio of net expenses to average net assets: excluding dividends and interest expense (4)	1.83	%(9)	1.94%		2.72%		2.32%	1.88%		1.70%
Ratio of net investment income to average net assets (4,5)	3.25	%(9)	2.82%		1.51%		3.57%	2.62%		3.22	%(7)
Portfolio Turnover Rate	235.33	%(8)	855.36%		1198.55%		612.23%	397.79%		535.81%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Realized and unrealized gain/loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and does not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the year.

(3)	Total return in the above table represents the rate that the investor would have earned or lost as an investment in the Fund, assuming reinvestment of dividends and distributions.

(4)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated.The Fund elected to change its accounting method for prepayments on interest only securities resulting in adjustments between income and realized gain (loss).

(8)	Not annualized.

(9)	Annualized.

 See accompanying notes to financial statements.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

November 30, 2022

(1)	Organization

The Leader Capital family of mutual funds is comprised of the Leader Short Term High Yield Bond Fund, (“Short Term”) and Leader High Quality Floating Rate Fund (“High Quality”) (Formerly, Leader Total Return Fund (“Total Return”)) (each a “Fund” and collectively the “Funds”), each a series of shares of beneficial interest of Leader Funds Trust (the “Trust”), a Delaware statutory trust organized on March 1, 2019. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company. Each Fund represents a distinct, diversified series with its own investment objective and policies within the Trust. The primary investment objective of Short Term is to deliver a high level of current income, with a secondary objective of capital appreciation. The primary investment objective of High Quality is to deliver a high level of current income with a secondary objective of capital appreciation. Short Term and High Quality commenced operations on July 14, 2005 and July 30, 2010, respectively.

Short Term currently offers two classes of shares: Investor Class and Institutional Class shares. High Quality currently offers two classes of shares, Investor Class and Institutional Class. Investor and Institutional shares are offered at net asset value. Each class represents an interest in the ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

(a)	Security Valuation

Generally, securities are valued each day at the last quoted sales price on each security’s principal exchange.  Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange.  Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.  Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.  If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding.  In these cases, each Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.  The fair value prices can differ from market prices when they become available or when a price becomes available.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The team may also enlist third party consultants such as a pricing specialist or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2022

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2022 for each Fund’s assets and liabilities measured at fair value:

Short Term

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Common Stock	$875,150	$—	$—	$875,150
Preferred Stocks	—	1,773,964	1,035,000	2,808,964
Convertible Bonds	—	2,593,109	—	2,593,109
Corporate Bond	—	12,384,469	1,559,800	13,944,269
Non U.S. Government & Agencies	—	1,096,285	—	1,096,285
U.S. Government & Agencies	915,156	—	—	915,156
Short-Term Investment	3,129,750	—	—	3,129,750
Total Investments	$4,920,056	$17,847,827	$2,594,800	$25,362,683

High Quality

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$—	$—	$780,510	$780,510
Asset Backed Securities	—	26,825,166	—	26,825,166
Corporate Bonds	—	4,896,145	—	4,896,145
U.S. Government & Agencies	9,694,779	—	—	9,694,779
Short-Term Investments	2,726,015	—	—	2,726,015
Total Investments	$12,420,794	$31,721,311	$780,510	$44,922,615

* Refer to the Schedules of Investments for industry classification.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2022

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Short Term			High Quality
	Eaton Vance	VTB Bank PJSC Via VTB Eaurasia DAC	China Evergrande Group	Boxabl, Inc.
Beginning Balance	$1,035,000	$1,570,000	$157,500	$400,000
Total Realized Gain/(Loss)	—	—	—	—
Unrealized Appreciation/(Depreciation)	—	(10,200)	(63,181)	380,510
Cost of Purchases	—	—	—	—
Proceeds from Sales	—	—	—	—
Proceeds from Principal	—	—	—	—
Accrued Interest	—	—	—	—
Net Transfers In/Out of Level 3	—	—	—	—
Ending Balance	$1,035,000	$1,559,800	$94,319	$780,510

The following is quantitative information about significant unobservable inputs (Level 3) for the Funds as of November 30, 2022.

Fund	Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	Range and Weighted Average*
Short Term	Preferred Stock	$ 1,035,000	Discount of last Trade	Estimated Future Cash Payment	$23,000.00	N/A
Short Term	Corporate Bond	1,559,800	Discount of last Trade	Broker Quote	$77.99	N/A
Short Term	Corporate Bond	94,319	Discount of last Trade	Broker Quote	$5.79 - $6.79	$6.29
High Quality	Corporate Equity	780,510	Conversion Price	Estimated Future Cash Payment	$0.12	N/A

The following represents the impact on fair value measurement to changes in unobservable inputs:

Unobservable Input	Increase in Inputs Impact on Valuation	Decrease in Inputs Impact on Valuation
Potential Future Cash Payment	Increase	Decrease

*As there was no range for each significant unobservable input, weighted average is not reported.

(b)	Security Transactions and Related Income

Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

(c)	Exchange Traded Funds

The Funds may invest in ETFs as part of their principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Because the value of ETF shares depends on the demand in the market, the Advisor or Sub-Advisor may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting performance. An ETF is subject to specific risks, depending on the nature of its investment strategy, which could include liquidity risk, sector risk and emerging market risk. In addition, ETFs that use derivatives may be subject to counterparty risk, liquidity risk, and other risks commonly associated with investments in derivatives. An ETF may not be able to replicate exactly the performance of the indices it tracks, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF will incur expenses not incurred by its underlying index. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its underlying index.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2022

(d)	LIBOR Risk

The Fund may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”).

The United Kingdom Financial Conduct Authority, which regulates LIBOR, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. On March 5, 2021, ICE Benchmark Administration Limited, the administrator of LIBOR, announced its intention to cease publishing a majority of the USD LIBOR rates after publication on June 30, 2023, with the one week and two months USD LIBOR rates to cease after publication on December 31, 2021. The U.S. Federal Reserve, based on the recommendations of the Alternative Reference Rates Committee (comprised of major derivative market participants and their regulators), has begun publishing Secured Overnight Financing Rate (SOFR), a broad measure of secured overnight U.S. Treasury repo rates, that is intended to replace USD LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. The unavailability of LIBOR presents risks to the Fund, including the risk that any pricing or adjustments to the Fund’s investments resulting from a substitute or alternate reference rate may adversely affect the Fund’s performance and/or NAV. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, including any negative effects on the Fund’s liquidity and valuation of the Fund’s investments, issuers of instruments in which the Fund invests and financial markets generally.

(e)	Distributions to Shareholders

Dividends from net investment income are paid monthly for Short Term and High Quality. Distributable net realized capital gains are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Funds.

(f)	Federal Income Taxes

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years May 31, 2020 – May 31, 2022, or expected to be taken in each Fund’s May 31, 2023 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where each Fund makes significant investments. Each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(g)	Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

(h)	Indemnification

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2022

(3)	Investment Transactions

For the period ended November 30, 2022, cost of purchases and proceeds from sales of portfolio securities and U.S. Government securities, other than short-term investments, amounted to the following:

			U.S. Government Securities
Fund	Purchase	Sales	Purchase	Sales
Short Term High Yield Bond	$102,867,286	$37,693,538	$48,872,879	$44,275,007
High Quality	63,597,905	46,178,748	$51,023,283	$37,576,793

(4)

Aggregate Unrealized Appreciation and Depreciation – Tax Basis

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at November 30, 2022 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short Term High Yield Bond	$29,459,367	$419,611	$(4,516,297)	$(4,096,684)
High Quality	45,214,842	470,485	(762,712)	(292,227)

(5)	Investment Advisory Agreement and Transactions with Related Parties

Leader Capital Corp. serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to an investment advisory agreement between the Advisor and the Trust, on behalf of each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of (i) 0.75% of Short Term’s average daily net assets up to and including $1.25 billion; or (ii) 0.70% of Short Term’s average daily net assets over $1.25 billion; (iii) 0.65% of High Quality’s average daily net assets; prior to April 10, 2021 the annual rate was 0.75%. For the period ended November 30, 2022, Short Term and High Quality accrued $102,901 and $115,190 in advisory fees, respectively.

Vigilant Distributors, LLC (the “Distributor”), acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s Investor Class and Institutional Class. For the period ended November 30, 2022, the Distributor received $0 in underwriting commissions. Prior to December 1, 2022, Ceros Financial Services, Inc. served as the principal underwriter and Distributor to the funds, and for the period ended November 30, 2022, the it received $0 in underwriting commissions.

Joot, Joot provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between Joot and the Trust. Under the terms of such agreement, Joot receives customary fees from the Fund. Prior to April 1, 2022 Northern Light Compliance services (“NLCS”) served as the Chief Compliance Officer.

Gryphon Fund Group, LLC (“Gryphon”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with Gryphon, the Funds pay Gryphon customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of Gryphon and are not paid any fees directly by the Funds for serving in such capacities. Prior to July 16, 2022, Ultimus Fund Solutions, LLC (“UFS”) served as in the same capacity to the Trust.

(6)	Distribution Plan

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C and Investor Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and distribution fee is calculated by Short Term at an annual rate of 0.50% of its average daily net assets for Investor Class and Class A shares and 1.00% for Class C shares and is paid to the Distributor to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts not otherwise required to be provided by the Advisor. The Plans provide that a monthly service and distribution fee is calculated by High Quality at an annual rate of 0.38% of its average daily net assets for Investor Class. The Institutional Shares do not participate in a Plan. For the period ended November 30, 2022 Short Term and High Quality incurred $42,865 and $25,088, respectively in fees, pursuant to the Plans.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2022

(7)	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal year ended May 31, 2022 and the fiscal year ended May 31, 2021 were as follows:

For fiscal year ended 5/31/2022	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Short Term	$1,368,956	$—	$—	$1,368,956
High Quality	603,975	—	—	603,975

For fiscal year ended 5/31/2022	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Short Term	$849,029	$—	$—	$849,029
High Quality	88,139	—	—	88,139

As of May 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Other Book/Tax Differences	Post October Loss and Late Year Loss	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Short Term	$176,405	$—	$(80,987,400)	$—	$—	$(2,970,378)	$(83,781,373)
High Quality	167,466	—	(49,621,381)	—	—	(530,125)	(49,984,040)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and tax adjustments for partnerships, trust preferred securities and perpetual bonds.

At May 31, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized as follows:

Fund	Short-Term	Long-Term	Capital Loss Carryforward Limitation	Total	CLCF Utilized
Short Term	$30,115,349	$50,872,051	$—	$80,987,400	$1,258,378
High Quality	$15,071,199	$1,325,356	$33,224,826	$49,621,381	$1,186,377

As a result of the acquisition of another Fund, the High Quality Floating Rate Fund acquired $15,574,823 and $1,535,671 of short-term and long-term capital loss carryover, respectively, which is available to offset future capital gains. In addition, as a result of a change in control due to the merger, the Fund is subject to an annual limitation of $165,586 (prorated in the initial year) under tax rules.

(8)	Auction Rate Preferred Securities

Auction rate preferred securities (“ARPS”) are corporate preferred stocks with dividend rates designed to reset periodically -typically every 7, 14, 28, or 35 days. These ARPS do not trade on a public stock exchange similar to common stocks, but rather through a Dutch auction process, occurring at the intervals described above. Since February 18, 2008 the Dutch auction process has mostly failed. When an auction fails, the dividend rate applicable to each series is set at a “default rate”, as defined in each security’s prospectus, and varies with a specified short-term interest rate (typically as a percentage of or a spread in addition to the specified base rate).

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2022

The Advisor believes 92% of par value accurately reflects the market value of the ARPS held by the Short Term as of November 30, 2021, and because of the failed Dutch auction process, believes they are presently illiquid. As of November 30, 2022, the ARPS are fair valued based on the Trust’s Procedures as stated in Note 2. Although the Advisor believes that 92% of par value accurately reflects market value, there is no guarantee that in a forced liquidation the Fund would receive the market value currently ascribed to these securities. As of November 30, 2022, the Short Term held $1,035,000 or 3.5% of its net assets in ARPS.

(9)	Underlying Investments in Other Investment Companies

Short Term High Yield currently invests a portion of its assets in First American Government Obligations Fund. The Short Term High Yield Fund may redeem its investment from Federated Treasury obligations Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of Short Term High Yield will be directly affected by the performance of the First American Government Obligations Fund. The financial statements of the First American Government Obligations Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of November 30, 2022, the percentage of Short Term High Yield’s net assets invested in the Federated Treasury Obligations Fund was 29.9%.

(11)	New Accounting Pronouncements

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (‘‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

(12)	Subsequent Events

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

LEADER FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

November 30, 2022

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 3900 Park East Drive, Beachwood, OH 44122.

Independent Trustees

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Martin Kehoe - 1961	Trustee Since 2019	Owner of Kehoe Northwest Properties, a real estate development company, from 2001 – present.	2	None
Raymond A. Davis - 1974	Trustee Since 2019	Author and government contractor (security and intelligence related services)	2	None

LEADER FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

November 30, 2022

Interested Trustee and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
John E. Lekas - 1958	Trustee Since 2019 and Chairman of the Board since 2022; President since 2019; Treasurer from 2019 to 2022	President, Chief Executive Officer and Senior Portfolio Manager at the Advisor since 1997	2	None
Christopher MacLaren -1978	Treasurer since June 2022	Managing Member of Gryphon Fund Group, LLC (2021 – Present); Managing Director of Fund Administration and Accounting, Winbridge Partners, LLC (2018 - 2021); Member and Director of Fund Accounting and Fund Administration, FSM Capital Management, LLC (2016 – 2018).	N/A	N/A
Jessica Roeper - 1981	Compliance Officer and Anti Money Laundering Officer Since 2022	Senior Compliance Officer CCO Technology, LLC (d/b/a Joot) since 2021	N/A	N/A
Bo Howell - 1981	Secretary Since 2022	Managing Partner, FinTech Law, LLC from February 2022 to the present; CEO of CCO Technology, LLC (d/b/a Joot) from June 2018 to the present; Shareholder, Strauss Troy Co., LPA from November 2020 to February 2022; Partner, Practus LLP from May 2018 to October 2020; Director of Fund Administration at Ultimus Fund Solutions, LLC from October 2014 to April 2018	N/A	N/A

*The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

Please note that additional information about the trustees is included in the Statement of Additional Information.

Leader Funds
EXPENSE EXAMPLES (Unaudited)
November 30, 2022

As a shareholder you incur two types of costs: (1) transaction costs, including sales loads; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in Short Term High Yield Bond and Total Return and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021 through November 30, 2022.

Actual Expenses
The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes
The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical
	Fund's Annualized Expense Ratio	Beginning Account Value 6/1/22	Ending Account Value 11/30/22	Expenses Paid During Period*	Ending Account Value 5/31/22	Expenses Paid During Period*
Investor Class:
Leader Short Term High Yield Bond Fund	2.81%	$1,000.00	$1,010.98	$14.17	$861.80	$13.11
Leader Total Return Fund	2.23%	$1,000.00	$1,013.89	$11.26	$1,091.60	$11.69
Institutional Class:
Leader Short Term High Yield Bond Fund	2.29%	$1,000.00	$864.30	$10.70	$1,013.59	$11.56
Leader Total Return Fund	1.82%	$1,000.00	$1,094.60	$9.56	$1,015.94	$9.20

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the six month period ending November 30, 2022).

PRIVACY NOTICE

LEADER FUNDS TRUST

March 2019

FACTS	WHAT DOES LEADER FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●       Social Security number and wire transfer instructions

●       account transactions and transaction history

●       investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Leader Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Leader Funds Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-(800) 711-9164

What we do:
How does Leader Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Leader Funds Trust collect my personal information?

We collect your personal information, for example, when you

●  open an account or deposit money

●   direct us to buy securities or direct us to sell your securities

●   seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Leader Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Leader Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Leader Funds Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-711-9164 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period.  Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR

Leader Capital Corp.

315 W. Mill Plain Blvd., Suite 204

Vancouver, WA 98660

ADMINISTRATOR

Gryphon Fund Group, LLC

3900 Park East Drive, #200

Beachwood, OH 44122

Distributor

Vigilant Distributors, LLC

223 Wilmington West Chester Pike, Suite 216

Chadds Ford, PA 19317

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)	Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Leader Funds Trust

By (Signature and Title)
/s/ John Lekas
John Lekas, President/Principal Executive Officer

Date: February 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ John Lekas
John Lekas, President/Principal Executive Officer

Date: February 8, 2023

By (Signature and Title)
/s/ Christopher MacLaren
Christopher MacLaren, Treasurer/Principal Financial Officer

Date: February 8, 2023